Fees Summary	May 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,872,000
Previously Paid Amount	0.00
Total Fee Amount	286.60
Total Offset Amount	0.00
Net Fee	286.60
Narrative - Max Aggregate Offering Price	$ 1,872,000
Final Prospectus	true